SUMMARY OF FAIR VALUE OF WARRANTS GRANTED (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Expected life	$ 1	$ 1
Volatility		190.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate		0.26%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Volatility	195.00%
Risk-free interest rate	0.15%
Top of range [member]
IfrsStatementLineItems [Line Items]
Volatility	200.00%
Risk-free interest rate	0.17%